Note Payable (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 07, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense			$ 20,630
Beneficial conversion feature credit to additional paid in capital			$ 104,493
2019 Promissory Note [Member]
Promissory notes	$ 200,000	$ 200,000
Debt maturity date	Aug. 07, 2020
Debt instrument discount rate	20.00%
Debt conversion price	$ 0.02	$ 0.09	$ 0.09
Debt interest rate	12.00%
Interest expense		$ 6,000	$ 10,000
Debt principal balance			200,000
Debt accrued interest		$ 9,000	4,000
Unamortized debt discount			$ 40,000
Common stock issued		2,173,913	2,173,913
Fair value of underlying common stock		$ 0.12	$ 0.12
Beneficial conversion feature credit to additional paid in capital		$ 50,000	$ 50,000
Amortization on debt discount		$ 17,000